American Century Investments®
Quarterly Portfolio Holdings
High-Yield Municipal Fund
August 31, 2026

High-Yield Municipal Fund - Schedule of Investments
AUGUST 31, 2026 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 99.1%
Alabama — 3.8%
Baldwin County Industrial Development Authority Rev., (Novelis Corp.), VRN, 4.30%, 3/1/56(1)	1,000,000	986,910
Black Belt Energy Gas District Rev., 5.00%, 10/1/33 (GA: Bank of Montreal)	1,725,000	1,810,427
Black Belt Energy Gas District Rev., 5.00%, 10/1/33 (GA: American General Life)	2,000,000	2,074,881
Black Belt Energy Gas District Rev., 5.00%, 12/1/34 (GA: Canadian Imperial Bank)	955,000	1,009,451
Black Belt Energy Gas District Rev., 5.00%, 10/1/35 (GA: Goldman Sachs Group, Inc.)	2,585,000	2,678,703
Black Belt Energy Gas District Rev., 5.00%, 12/1/35 (GA: Pacific Life Insurance Co.)	715,000	745,056
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,038,900
Black Belt Energy Gas District Rev., VRN, 5.00%, 3/1/55 (GA: BP PLC)	1,250,000	1,301,946
Energy Southeast A Cooperative District Rev., 5.00%, 11/1/33 (GA: Met Tower Life Insurance)	1,250,000	1,311,759
Energy Southeast A Cooperative District Rev., VRN, 3.94%, (SOFR plus 1.50%), 4/1/34 (GA: Morgan Stanley)	1,000,000	1,002,200
Energy Southeast A Cooperative District Rev., VRN, 5.25%, 7/1/54 (GA: Morgan Stanley)	600,000	629,266
Jefferson Sewer County Rev., 5.25%, 10/1/49	2,000,000	2,043,786
Mobile County Industrial Development Authority Rev., (AM/NS Calvert LLC), 4.75%, 12/1/54 (GA: Arcelormittal SA)	330,000	304,030
Point Clear Club Improvement District Special Assessment, (Point Clear Club Improvement District/The - Assessment Area Rev.), 8.125%, 6/1/36(1)	910,000	897,682
Point Clear Club Improvement District Special Assessment, (Point Clear Club Improvement District/The - Assessment Area Rev.), 5.50%, 6/1/46	1,395,000	1,351,208
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (GA: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)	2,400,000	2,504,850
		21,691,055
Alaska — 0.4%
Municipality of Anchorage Rev., 5.50%, 2/1/56	900,000	927,722
Municipality of Anchorage Rev., 5.00%, 2/1/61 (AG)	1,400,000	1,377,037
		2,304,759
Arizona — 5.4%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,065,000	1,862,918
Arizona Industrial Development Authority Rev., (CHF Arizona LLC), 5.00%, 7/1/65 (BAM)	2,500,000	2,457,179
Arizona Industrial Development Authority Rev., (Copper World, Inc.), VRN, 4.50%, 7/1/46(1)	1,000,000	988,689
Arizona Industrial Development Authority Rev., (Doral Academy of Nevada Fire Mesa/Red Rock/Pebble Obligated Group), 5.00%, 7/15/49	1,675,000	1,476,199
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	1,908,275
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(1)(2)(3)	7,000,000	70
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(1)(2)(3)	1,400,000	14
Arizona Industrial Development Authority Rev., (Mirabella at ASU, Inc.), VRN, 5.35%, 10/1/28(1)	125,000	125,000
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	1,600,000	1,287,862
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/56	3,500,000	3,039,867
Industrial Development Authority of the City of Phoenix Arizona Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	840,000	753,731
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,418,763
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,414,534
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	457,797
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	445,000	420,008
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,000,000	681,699
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,860,000	1,267,960
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.25%, 7/1/44	1,165,000	991,629
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	2,450,000	2,213,123
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/56(1)	1,220,000	915,458

Sierra Vista Industrial Development Authority Rev., (ALA Johnston Holdings LLC), 5.50%, 6/15/36(1)	1,250,000	1,208,167
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/54(1)	2,000,000	1,628,702
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	800,000	676,476
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	4,650,000	3,623,760
		30,817,880
Arkansas — 0.6%
Arkansas Development Finance Authority Rev., (AMS Schools - Arkansas, Inc.), 5.00%, 7/1/36(1)	530,000	533,121
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.45%, 9/1/52	2,000,000	2,018,672
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.70%, 5/1/53	670,000	683,178
		3,234,971
California — 5.0%
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(4)	8,000,000	1,833,338
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), Capital Appreciation, 0.00%, 6/1/55(4)	970,000	162,562
California Infrastructure & Economic Development Bank Rev., (Desertxpress Enterprises LLC), VRN, 12.00%, 1/1/65(1)	3,680,000	2,336,800
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AG)	665,000	653,023
California Municipal Finance Authority Rev., (SAC Health System), 6.00%, 9/1/56	290,000	315,189
City & County of San Francisco Special Tax, (City & County of San Francisco CA Dist No. 2020-1 Development), 5.75%, 9/1/50(1)	850,000	875,695
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 3.25%, 4/1/57(1)	3,000,000	2,133,560
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	2,140,000	1,559,710
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Altana Apartments), 4.00%, 10/1/56(1)	2,500,000	1,882,664
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Escondido Portfolio), 4.00%, 12/1/59(1)	3,500,000	1,844,633
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(1)	2,765,000	1,877,569
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 4.00%, 3/1/57(1)	1,000,000	729,143
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Parallel-Anaheim), 4.00%, 8/1/56(1)	2,445,000	2,087,630
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Waterscape Apartments), 4.00%, 9/1/46(1)	825,000	690,450
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(1)	1,670,000	339,775
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	500,000	578,600
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(4)	9,750,000	912,149
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	2,665,000	2,394,294
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, 0.00%, 7/1/61(1)	7,660,000	3,908,012
Sunnyvale Special Tax, (City of Sunnyvale CA Community Facilities District No. 1), 7.75%, 8/1/32	965,000	968,232
		28,083,028
Colorado — 5.0%
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/50	1,000,000	936,395
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	800,612
City & County of Denver Airport System Rev., 5.00%, 11/15/53	1,000,000	1,000,336
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	400,000	417,417
Colorado Health Facilities Authority Rev., (Craig Hospital Obligated Group), 5.50%, 12/1/55	3,325,000	3,406,675
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	243,000	243,040
Denver City & County Rev., (4340 South Monaco LLC), 4.70%, 10/1/42 (FNMA)	615,000	601,225
Denver International Business Center Metropolitan District No. 1 GO, 6.00%, 12/1/48	2,283,000	2,214,533
Denver Urban Renewal Authority Tax Allocation, (Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(1)	1,625,000	1,626,015
Fiddlers Business Improvement District GO, 5.55%, 12/1/47(1)	1,000,000	1,010,364
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	1,455,000	1,165,862

Parterre Metropolitan District No. 5 GO, 6.125%, 12/1/55	1,500,000	1,555,411
Prairie Center Metropolitan District No. 3 GO, 5.875%, 12/15/46	500,000	521,173
Prairie Point Community Authority Board Special Improvement District No. 1 Special Assessment, 5.375%, 12/1/40	1,645,000	1,644,412
Prairie Point Community Authority Board Special Improvement District No. 1 Special Assessment, 5.75%, 12/1/45	1,000,000	1,004,884
Red Barn Metropolitan District GO, 5.50%, 12/1/55	940,000	932,952
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado GO, 5.00%, 4/1/35(1)	2,000,000	2,119,473
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	500,962
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	975,356
State of Colorado COP, 6.00%, 12/15/40	1,345,000	1,501,241
Sterling Ranch Community Authority Board Special Assessment, (Sterling Ranch Metropolitan District No. 1), 5.625%, 12/1/43	206,000	211,107
Village Metropolitan District GO, 5.00%, 12/1/49	2,400,000	2,262,305
Village Metropolitan District GO, 5.75%, 12/1/55	1,080,000	1,082,373
Water Valley Metropolitan District No. 1 GO, 5.25%, 12/1/40	300,000	300,086
		28,034,209
Connecticut — 1.3%
Aquarion Water Authority Rev., (Aquarion Water Authority Water System Rev.), Capital Appreciation, 0.00%, 8/1/53(4)	1,875,000	436,727
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/50(1)	3,750,000	3,338,838
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/55(1)	2,000,000	1,655,987
Connecticut State Health & Educational Facilities Authority Rev., (Odd Fellows Home of Connecticut, Inc. Obligated Group), 4.40%, 12/15/31	230,000	231,033
Stamford Housing Authority Rev., (TJH Senior Living LLC Obligated Group), 4.25%, 10/1/30	900,000	906,506
Stamford Housing Authority Rev., (TJH Senior Living LLC Obligated Group), 4.75%, 10/1/32	1,000,000	1,028,284
		7,597,375
Delaware — 0.8%
Delaware State Economic Development Authority Rev., (NRG Energy, Inc.), VRN, 4.00%, 10/1/45	1,105,000	1,086,889
Town of Bridgeville Special Tax, (Town of Bridgeville Heritage Shores Special Development District), 5.625%, 7/1/53(1)	750,000	753,946
Town of Millsboro Special Tax, (Town of Millsboro DE Plantation Lakes Special Development District), 5.25%, 7/1/48(1)	2,991,000	2,890,569
		4,731,404
District of Columbia — 0.4%
District of Columbia Rev., (Rocketship DC Obligated Group), 5.75%, 6/1/54	750,000	678,686
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(4)	10,000,000	1,856,805
		2,535,491
Florida — 8.9%
Alachua County Health Facilities Authority Rev., (Oak Hammock at the University of Florida Obligated Group), 3.75%, 10/1/30	1,000,000	1,000,092
Babcock Ranch Community Independent Special District Special Assessment, (Babcock Ranch Community Independent Special District Assessment Area 1), 5.25%, 11/1/46	250,000	250,006
Capital Projects Finance Authority Rev., (Navigator Academy of Leadership, Inc. Obligated Group), 5.00%, 6/15/64(1)	1,000,000	862,799
Capital Projects Finance Authority Rev., (PRG - UnionWest Properties LLC), 5.00%, 6/1/54(1)	250,000	197,443
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/58	1,200,000	1,047,944
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 4.00%, 8/15/45	4,860,000	4,193,641
Florida Development Finance Corp. Rev., (Coastal Waste & Recycling, Inc.), VRN, 4.55%, 6/1/46(1)	1,000,000	990,915
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc. Series 2020C/D Obligated Group), 5.00%, 9/15/50(1)	2,200,000	1,955,007
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 6.75%, 6/15/53(1)	1,500,000	1,560,159
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/49	1,215,000	1,187,092
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/54	1,285,000	1,234,810
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 4.70%, 11/15/31(1)	2,470,000	2,480,275
Greater Orlando Aviation Authority Rev., (United Airlines, Inc.), 5.25%, 11/1/35	1,000,000	1,048,473
Hillsborough County Housing Finance Authority Rev., (Tampa 47th Street Apartments LLC), 5.00%, 12/1/42 (FNMA)	465,000	471,493
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), 5.25%, 11/15/49	2,000,000	2,071,929
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/49(1)	800,000	691,001
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/54(1)	850,000	705,934
Lee County Industrial Development Authority Rev., (Shell Point Obligated Group), 4.125%, 11/15/29	650,000	650,885
Miami-Dade County Housing Finance Authority Rev., (Residences at Palm Court LLC), 5.00%, 9/1/43 (HUD)	1,500,000	1,474,037

Miami-Dade County Housing Finance Authority Rev., (RGC Phase I LLC), 4.88%, 3/1/46 (FNMA), (HUD)	2,000,000	1,959,042
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy Obligated Group), 5.25%, 9/15/44	950,000	900,417
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/46	2,000,000	2,000,266
Ormond Crossings West Community Development District Special Assessment, (Ormond Crossings West Community Development District Master Infrastructure Proj), 5.75%, 11/1/47	1,720,000	1,677,527
Palm Beach County Health Facilities Authority Rev., (Green Cay Life Plan Village, Inc.), 5.20%, 11/15/31(1)(5)	1,395,000	1,399,062
Pasco County Rev., (State of Florida Cigarette Tax), 5.75%, 9/1/54 (AG)	960,000	1,004,620
Tomoka Community Development District Special Assessment, (Tomoka Community Development District Series 2017), 5.50%, 5/1/35	2,500,000	2,515,488
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 4.625%, 1/1/30(1)	750,000	750,120
Village Community Development District No. 12 Special Assessment (Village Community Development District No. 12 Series 2016), 3.625%, 5/1/31	1,775,000	1,727,280
Village Community Development District No. 12 Special Assessment (Village Community Development District No. 12 Series 2018 Phase II), 4.375%, 5/1/50	2,385,000	2,061,924
Village Community Development District No. 13 Special Assessment (Village Community Development District No. 13 Phase I Series 2019), 3.70%, 5/1/50	1,875,000	1,440,498
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 3.25%, 5/1/52	2,115,000	1,499,895
Village Community Development District No. 14 Special Assessment, (Village Community Development District No. 14 Series 2022 Phase I), 5.50%, 5/1/53	2,785,000	2,800,571
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 5.25%, 5/1/54(1)	965,000	950,858
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024), 4.80%, 5/1/55(1)	495,000	459,091
Village Community Development District No. 16 Special Assessment, (Village Community Development District No. 16 Series 2025, Special Assessment), 4.00%, 5/1/35	1,055,000	1,036,329
Winter Garden Village at Fowler Groves Community Development District Special Assessment, (Winter Garden Village at Fowler Groves Cmnty Development Dist 2016), 4.125%, 5/1/37	1,995,000	1,902,055
		50,158,978
Georgia — 3.8%
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	775,000	789,349
Development Authority of Burke County Rev., (Oglethorpe Power Corp.), VRN, 3.60%, 1/1/40	2,500,000	2,522,605
Development Authority of White County Rev., (Truett-McConnell University, Inc. Obligated Group), 5.25%, 10/1/49	4,000,000	3,083,780
George L Smith II Congress Center Authority Rev., 4.00%, 1/1/54	1,250,000	1,018,741
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/54(1)	2,020,000	1,894,984
Main Street Energy, Inc. Rev., 5.00%, 10/1/33 (GA: Bank Of Nova Scotia TR)	1,830,000	1,922,917
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	1,050,000	1,099,029
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	3,645,000	3,787,848
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Citigroup, Inc.)	500,000	522,118
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 6/1/55 (GA: TD Bank N.A.)	3,000,000	3,177,365
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/55 (GA: Citigroup, Inc.)	1,500,000	1,567,660
		21,386,396
Idaho — 1.1%
Idaho Health Facilities Authority Rev., (North Canyon Medical Center, Inc.), 5.50%, 11/1/45	3,250,000	3,034,389
Idaho Health Facilities Authority Rev., (North Canyon Medical Center, Inc.), 7.125%, 11/1/57	1,000,000	1,039,790
Idaho Health Facilities Authority Rev., (St. Luke's Health System Ltd. Obligated Group ID), 4.00%, 3/1/46 (BAM-TCRS)	2,000,000	1,839,689
Idaho Health Facilities Authority Rev., (St. Luke's Health System Ltd. Obligated Group ID), VRN, 5.00%, 3/1/60	370,000	399,377
		6,313,245
Illinois — 5.5%
Chicago GO, 5.625%, 1/1/29	2,500,000	2,512,689
Chicago GO, 6.00%, 1/1/50	1,200,000	1,236,389
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,571,054
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,267,231
Chicago Midway International Airport Rev., 5.75%, 1/1/48 (BAM)	715,000	748,961
Chicago O'Hare International Airport Rev., 5.50%, 1/1/53 (AG)	1,000,000	1,019,494
Chicago O'Hare International Airport Rev., (TrIPs Obligated Group), 5.50%, 7/1/36	1,415,000	1,553,492

Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.80%, 12/1/43(1)	500,000	509,230
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.125%, 12/1/50 (GA: Centerpoint Properties TR)(1)	1,500,000	1,467,481
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,288,927
Illinois Finance Authority Rev., (Navy Pier, Inc. Obligated Group), 5.00%, 10/1/49(1)	1,840,000	1,681,099
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine and Science), 5.25%, 8/1/35(1)	1,090,000	1,122,951
Springfield Electric Rev., 5.00%, 3/1/40 (BAM)	1,250,000	1,313,024
State of Illinois GO, 5.00%, 10/1/33	900,000	925,854
State of Illinois GO, 5.50%, 5/1/39	985,000	1,030,487
State of Illinois GO, 5.75%, 5/1/45	2,400,000	2,495,785
State of Illinois GO, 5.50%, 4/1/51	2,500,000	2,602,771
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association IL), 4.00%, 6/1/36	2,000,000	1,775,212
		31,122,131
Indiana — 0.8%
City of Whiting Rev., (BP Products North America, Inc.), VRN, 4.00%, 12/1/44 (GA: BP PLC)	1,000,000	997,120
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.125%, 6/1/58	250,000	233,800
Indiana Finance Authority Rev., (Retirement Living, Inc. Obligated Group), 5.25%, 3/1/50	880,000	881,336
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.75%, 7/1/64	1,255,000	1,142,239
Indiana Housing & Community Development Authority Rev., (Carriage House Glendale Housing LP), 4.80%, 9/1/41 (FNMA)	924,000	893,411
Valparaiso Rev., (Pratt Paper IN LLC), 4.50%, 1/1/34(1)	175,000	179,244
Valparaiso Rev., (Pratt Paper IN LLC), 5.00%, 1/1/54(1)	100,000	96,289
		4,423,439
Iowa — 0.6%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 7.50%, 5/15/53	1,000,000	1,098,157
PEFA, Inc. Rev., 5.00%, 4/1/35 (GA: Massachusetts Mutual Life)	2,000,000	2,093,375
		3,191,532
Kansas — 0.5%
Garden City Rev., (City of Garden City KS STAR Bond District), 5.375%, 6/1/39(1)	875,000	866,270
Prairie Village Tax Allocation, (City of Prairie Village KS Meadowbrook Redevelopment District), 3.125%, 4/1/36	590,000	557,476
Wichita Rev., (City of Wichita K-96 Greenwich STAR Bond District Phase III), 4.125%, 9/1/33(1)	330,000	327,823
Wyandotte County-Kansas City Unified Government Rev., (Wyandotte Cnty-Kansas City Unified Government Northwest Speedway Star Bond Dist), 5.50%, 3/1/46(1)	1,000,000	980,260
		2,731,829
Kentucky — 0.5%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,335,079
Kentucky Bond Development Corp. Rev., (Collegiate Housing Foundation/AL - Bowling Green LLC), 4.75%, 7/1/56 (AG)	1,300,000	1,230,299
		2,565,378
Louisiana — 0.9%
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Christwood Obligated Group), 5.25%, 11/15/53(1)	500,000	470,011
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (State James Place of Baton Rouge Obligated Group), 4.125%, 11/15/31	1,145,000	1,143,603
Louisiana Public Facilities Authority Rev., (Acadiana Renaissance Charter Academy), 6.00%, 6/15/59(1)	1,200,000	1,186,068
Richland Parish Hospital Service District No. 1A Rev., 5.00%, 8/1/29	710,000	718,669
St. James Parish Rev., (NuStar Logistics LP), VRN, 6.10%, 12/1/40(1)	1,250,000	1,349,166
		4,867,517
Maryland — 1.8%
Baltimore Rev., (City of Baltimore MD City-Wide Affordable Housing Dev Dist Tax Increment Fund), 5.25%, 6/1/55(1)	600,000	575,466
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 5.125%, 6/1/43	1,500,000	1,500,241
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 5.00%, 6/1/51	1,200,000	1,181,243
Brunswick Special Tax, (City of Brunswick MD Brunswick Crossing District), 5.00%, 7/1/36	1,447,000	1,462,120
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. Morgan State University Student Housing), 5.25%, 7/1/61 (AG)	2,000,000	2,017,998
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. Morgan State University Student Housing), 4.75%, 7/1/65 (AG)	1,700,000	1,580,445

Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/50	2,450,000	1,991,960
		10,309,473
Massachusetts — 0.3%
Massachusetts Development Finance Agency Rev., (CHF Merrimack, Inc.), 5.00%, 7/1/60(1)	1,000,000	910,573
Massachusetts Development Finance Agency Rev., (CHF Wentworth, Inc.), 5.50%, 7/1/66(1)	600,000	578,279
Massachusetts Development Finance Agency Rev., (GingerCare Living, Inc. Obligated Group), 4.75%, 12/1/29(1)	400,000	400,097
		1,888,949
Michigan — 2.1%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,255,711
Detroit GO, 5.50%, 4/1/45	1,540,000	1,578,466
Detroit GO, 5.00%, 4/1/46	2,000,000	2,014,982
Detroit GO, 5.50%, 4/1/50	1,820,000	1,844,599
Grand Rapids Economic Development Corp. Rev., (Michigan Christian Home Obligated Group), 4.125%, 11/1/30	1,285,000	1,285,076
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	1,580,000	1,464,058
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), Capital Appreciation, 0.00%, 6/1/65(4)	1,485,000	149,691
Michigan Strategic Fund Rev., (Detroit Brownfield Redevelopment Authority Bedrock Detroit), 4.625%, 10/1/41(1)	440,000	435,798
Michigan Strategic Fund Rev., (Detroit Brownfield Redevelopment Authority Bedrock Detroit), 5.50%, 10/1/53(1)	1,055,000	1,052,966
		12,081,347
Minnesota — 0.2%
Crookston Rev., (Riverview Healthcare Association), 5.00%, 5/1/51	3,100,000	1,419,156
Mississippi — 0.5%
Hinds County COP, 4.625%, 9/1/54 (BAM)(1)	960,000	874,300
Mississippi Home Corp. Rev., (MS3 Housing LP), 4.55%, 4/1/42 (FNMA), (HUD)	1,885,000	1,871,052
		2,745,352
Missouri — 2.6%
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/54	1,250,000	1,227,118
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/48	945,000	991,648
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	2,116,120
Joplin Industrial Development Authority Rev., (Woodsonia Marketplace Community Improvement District), 4.75%, 5/1/36	70,000	70,586
Joplin Industrial Development Authority Rev., (Woodsonia Marketplace Community Improvement District), 5.375%, 5/1/46	90,000	90,689
Joplin Industrial Development Authority Rev., (Woodsonia Marketplace Community Improvement District), 5.75%, 5/1/53	300,000	302,977
St. Charles County Industrial Development Authority Rev., (Fox Hill Preservation LP), 4.65%, 4/1/43 (FNMA), (HUD)	742,715	728,874
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	4,851,054
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	3,600,000	3,227,768
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/46	1,000,000	931,736
		14,538,570
Montana — 0.0%
Montana Facility Finance Authority Rev., (State John's Lutheran Ministries, Inc. Obligated Group), 4.10%, 11/15/31	190,000	190,427
Nebraska — 1.6%
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	5,000,000	5,171,736
Central Plains Energy Project Rev., VRN, 5.00%, 8/1/55 (GA: Royal Bank of Canada)	2,000,000	2,110,405
Omaha Public Power District Rev., 5.00%, 2/1/56	1,500,000	1,520,030
		8,802,171
Nevada — 3.0%
Clark County Special Assessment, (County of Clark NV Special Improvement District No. 159), 5.00%, 8/1/30	1,065,000	1,065,828
Clark County Special Assessment, (County of Clark NV Special Improvement District No. 159), 5.00%, 8/1/32	275,000	275,193
Clark County Special Assessment, (County of Clark NV Special Improvement District No. 159), 5.00%, 8/1/35	510,000	510,536
Henderson Local Improvement Districts Special Assessment, (City of Henderson NV Local Improvement District No. T-23-1), 5.75%, 3/1/56	400,000	394,699
Las Vegas Special Improvement District No. 613 Special Assessment, 5.50%, 12/1/53	295,000	294,321
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	790,000	790,402
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	770,000	643,515

Las Vegas Special Improvement District No. 817 Special Assessment, 6.00%, 6/1/53	495,000	513,298
Las Vegas Special Improvement District No. 819 Special Assessment, 5.50%, 6/1/55	465,000	467,999
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada Cactus/Saddle Obligated Group), 5.00%, 7/15/37	1,000,000	983,160
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada Cactus/Saddle Obligated Group), 5.00%, 7/15/47	1,400,000	1,260,136
North Las Vegas Special Assessment, (City of North Las Vegas NV Special Improvement District No. 64 Valley Vista), 4.25%, 6/1/34	535,000	534,368
North Las Vegas Special Assessment, (City of North Las Vegas NV Special Improvement District No. 64 Valley Vista), 4.50%, 6/1/39	640,000	631,784
North Las Vegas Special Assessment, (City of North Las Vegas NV Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/43	530,000	516,546
North Las Vegas Special Assessment, (City of North Las Vegas NV Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/49	870,000	820,893
Reno Rev., (County of Washoe NV Sales Tax), Capital Appreciation, 0.00%, 7/1/58(1)(4)	4,000,000	636,202
Reno Rev., (County of Washoe NV Sales Tax), Capital Appreciation, 0.00%, 7/1/58(1)(4)	13,000,000	1,543,684
Reno Special Assessment, (City of Reno NV 2024 District No. 1), 5.125%, 6/1/47(1)	1,000,000	986,186
Sparks Special Improvement District No. 1 Special Assessment, 5.00%, 6/1/39	240,000	246,122
Sparks Special Improvement District No. 1 Special Assessment, 5.00%, 6/1/44	230,000	229,938
Sparks Special Improvement District No. 1 Special Assessment, 5.125%, 6/1/54	285,000	271,695
Sparks Tourism Improvement District No. 1 Rev., (Sparks Tourism Improvement District No. 1 Sales Tax), 3.875%, 6/15/28	140,000	139,866
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	2,850,000	2,853,408
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/51	500,000	478,454
		17,088,233
New Hampshire — 0.5%
New Hampshire Business Finance Authority Rev., (Lockhart Independent School District), Capital Appreciation, 0.00%, 12/1/67(4)	15,000,000	1,592,232
New Hampshire Business Finance Authority Rev., Class A, 5.10%, 12/20/42	965,000	984,944
		2,577,176
New Jersey — 2.2%
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/49(1)	1,105,000	1,040,959
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/54(1)	725,000	671,361
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	4,974,147
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.625%, 11/15/30	395,000	395,590
New Jersey Housing & Mortgage Finance Agency Rev., (Montgomery Gateway Preservation LP), 4.55%, 5/1/41 (FNMA)	530,000	513,480
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/44	5,000,000	5,063,855
		12,659,392
New Mexico — 1.0%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	502,568
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	450,004
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	1,200,000	1,150,074
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.00%, 5/1/33(1)	1,000,000	972,738
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%, 5/1/40(1)	2,750,000	2,571,938
		5,647,322
New York — 7.8%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,500,967
Build NYC Resource Corp. Rev., (RiverSpring Health Senior Living, Inc. Obligated Group), 5.50%, 12/15/32(1)	6,000,000	5,953,963
Build NYC Resource Corp. Rev., (TrIPs Obligated Group), 5.50%, 7/1/45	1,000,000	1,048,342
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	3,805,000	3,320,988
New York City GO, 5.25%, 5/1/42	1,000,000	1,045,896
New York City GO, 5.00%, 4/1/43	4,040,000	4,105,512
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	385,000	385,244
New York City Transitional Finance Authority Future Tax Secured Rev., 5.50%, 5/1/53	1,500,000	1,572,792

New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 3.00%, 9/1/26 (SBBPA: JPMorgan Chase Bank N.A.)	725,000	725,000
New York Counties Tobacco Trust Rev., 5.00%, 6/1/45	1,000,000	863,974
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,044,700
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	2,500,000	2,267,706
New York State Dormitory Authority Rev., (Orchard Park CCRC, Inc. Obligated Group), 3.45%, 11/15/31	1,310,000	1,303,148
New York State Environmental Facilities Corp. Rev., (Casella Waste Systems, Inc.), VRN, 4.25%, 9/1/50 (GA: Casella Waste Systems, Inc.)(1)	500,000	506,403
New York State Housing Finance Agency Rev., (160 Madison Ave LLC), VRDN, 3.30%, 9/1/26 (LOC: Landesbank Hessen-Thueringen)	665,000	665,000
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.625%, 4/1/40	1,630,000	1,717,207
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 4.375%, 10/1/45	2,000,000	1,864,365
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	3,800,000	3,561,419
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	2,535,000	2,582,624
New York Transportation Development Corp. Rev., (JFK Millennium Partners LLC), 5.25%, 12/31/54 (AG)	1,750,000	1,764,410
New York Transportation Development Corp. Rev., (JFK Millennium Partners LLC), VRN, 0.00%, 12/31/54 (AG)	750,000	482,266
New York Transportation Development Corp. Rev., (JFK New Terminal One LLC), 5.00%, 6/30/49 (AG)	1,000,000	984,369
New York Transportation Development Corp. Rev., (JFK New Terminal One LLC), 5.00%, 6/30/54 (AG)	1,250,000	1,226,661
New York Transportation Development Corp. Rev., (JFK New Terminal One LLC), 6.00%, 6/30/54	1,095,000	1,124,093
New York Transportation Development Corp. Rev., (JFK New Terminal One LLC), 6.00%, 6/30/55	555,000	581,103
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.75%, 11/1/48 (AG)	500,000	529,473
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	320,000	309,035
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/49	640,000	569,871
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/54	465,000	401,171
		44,007,702
North Carolina — 1.4%
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), VRDN, 3.00%, 9/1/26 (SBBPA: JPMorgan Chase Bank N.A.)	390,000	390,000
North Carolina Medical Care Commission Rev., (Carolina Village Obligated Group), 5.50%, 4/1/56	1,470,000	1,424,881
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community Obligated Group), 3.20%, 11/1/30	845,000	830,117
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community Obligated Group), 3.45%, 11/1/30	1,250,000	1,230,460
North Carolina Medical Care Commission Rev., (Moravian Home Obligated Group), 5.00%, 10/1/48	3,000,000	2,786,914
North Carolina Medical Care Commission Rev., (Plantation Village, Inc. Obligated Group), 3.60%, 1/1/31	1,285,000	1,281,667
		7,944,039
Ohio — 3.5%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	8,000,000	6,117,662
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/57(4)	15,000,000	1,006,862
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,505,749
Columbus-Franklin County Finance Authority Rev., (Meadow Creek Apartments LP), 4.82%, 11/1/43 (FNMA)	525,000	519,283
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48(2)(3)	5,670,000	3,402,000
Greene County Port Authority Rev., (Kinsey Greene Preservation LP), 4.66%, 12/1/40 (FNMA)	929,000	922,708
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,402,204
Ohio Air Quality Development Authority Rev., (Pratt Paper OH LLC), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	975,314
Port of Greater Cincinnati Development Authority Rev., 5.75%, 3/1/59(1)	1,750,000	1,670,633
		19,522,415
Oklahoma — 0.1%
Tulsa Municipal Airport Trust Trustees Rev., (American Airlines, Inc.), 6.25%, 12/1/35	555,000	617,009
Oregon — 0.5%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	250,590
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.25%, 11/15/50	1,000,000	964,724
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.375%, 11/15/55	1,500,000	1,449,324
		2,664,638
Pennsylvania — 2.8%
Berks County Municipal Authority Rev., (Alvernia University), 5.00%, 10/1/49	1,225,000	1,023,432

Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 6/30/39	2,100,000	1,972,025
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRN, 0.00%, 6/30/44	1,049,000	798,345
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(1)	261,000	261,424
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(1)	577,000	565,521
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	1,042,987
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group), 5.125%, 7/1/37	1,000,000	989,108
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/42	1,750,000	1,783,969
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Motor License Fund), 5.75%, 6/30/48	1,600,000	1,667,124
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Motor License Fund), 5.00%, 12/31/57 (AG)	1,600,000	1,584,544
Pennsylvania Housing Finance Agency Rev., (Darby Housing LP), 4.90%, 6/1/41 (FNMA)	696,000	697,530
Philadelphia Authority for Industrial Development Rev., (Philadelphia Performing Arts Charter School), 5.00%, 6/15/50(1)	1,000,000	915,482
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	977,365
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	954,481
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 3.70%, 11/15/29	805,000	806,038
		16,039,375
Puerto Rico — 2.7%
Puerto Rico GO, 5.625%, 7/1/29	402,071	422,466
Puerto Rico GO, 5.75%, 7/1/31	390,528	421,516
Puerto Rico GO, 4.00%, 7/1/33	570,323	568,341
Puerto Rico GO, 4.00%, 7/1/35	332,871	328,057
Puerto Rico GO, 4.00%, 7/1/37	285,691	277,112
Puerto Rico GO, 4.00%, 7/1/41	388,431	360,782
Puerto Rico GO, 4.00%, 7/1/46	1,003,963	891,998
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(4)	476,571	348,270
Puerto Rico GO, VRN, 0.00%, 11/1/43	1,426,421	1,018,108
Puerto Rico GO, VRN, 0.00%, 11/1/51	1,185,409	771,998
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	2,500,000	2,447,048
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.75%, 7/1/53	3,000,000	2,838,850
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/46(4)	5,000,000	1,799,746
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(4)	10,000,000	2,620,830
		15,115,122
South Carolina — 1.3%
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.375%, 11/1/49	1,500,000	1,297,411
Goose Creek Special Assessment, (City of Goose Creek SC Carnes Crossroads Improvement District), 5.50%, 10/1/55(1)	900,000	883,397
Medical University Hospital Authority Rev., 5.50%, 11/15/50 (FHA)	500,000	516,789
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	1,500,000	1,580,098
South Carolina Jobs-Economic Development Authority Rev., (Beaufort Memorial Hospital Obligated Group), 5.75%, 11/15/54	400,000	394,130
South Carolina Jobs-Economic Development Authority Rev., (Greenville Renewable Energy Education Charter School Obligated Group), 4.00%, 6/1/56(1)	1,530,000	1,014,754
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/42	585,000	574,068
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/54	1,000,000	908,937
		7,169,584
Tennessee — 1.0%
Hamilton County & Chattanooga Sports Authority Rev., 6.00%, 12/1/55	1,000,000	1,093,110
Nashville Metropolitan Development & Housing Agency Tax Allocation, (Nashville Metropolitan Development & Housing Agency Fifth + Broadway Redev Area), 5.125%, 6/1/36(1)	500,000	504,252
Shelby County Health & Educational Facilities Board Rev., (Madrone Memphis Student Housing I LLC), 5.25%, 6/1/56(1)	1,200,000	1,138,051
Tennessee Energy Acquisition Corp. Rev., 5.00%, 11/1/34 (GA: Massachusetts Mutual Life)	1,500,000	1,573,880

Tennessee Energy Acquisition Corp. Rev., 5.00%, 12/1/35 (GA: Pacific Life Insurance Co.)	1,500,000	1,563,054
		5,872,347
Texas — 5.5%
Arlington Higher Education Finance Corp. Rev., (BASIS Texas Charter Schools, Inc.), 5.125%, 6/15/40(1)	2,000,000	2,002,566
Austin Special Assessment, (City of Austin TX Whisper Valley Public Improvement District Improvement Area 3), 5.00%, 11/1/44(1)	450,000	444,438
Austin Special Assessment, (City of Austin TX Whisper Valley Public Improvement District Improvement Area 3), 5.25%, 11/1/53(1)	500,000	479,407
Austin Airport System Rev., 5.00%, 11/15/37	2,000,000	2,089,191
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	943,869
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	1,815,627
Brooks Development Authority Rev., VRN, 5.00%, 8/15/42(1)	2,000,000	2,028,432
Celina Independent School District GO, 4.00%, 2/15/56 (PSF-GTD)	255,000	226,154
Dallas Housing Finance Corp. Rev., (Illinois 2024 Ltd.), Series 2025-17FN, Class PT, 5.00%, 3/1/44 (FNMA)	450,000	449,257
Galveston Wharves & Terminal Rev., 5.50%, 8/1/40	1,155,000	1,223,821
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	425,000	425,437
Houston Airport System Rev., 5.25%, 7/1/48 (AG)	1,500,000	1,538,999
Houston Airport System Rev., (United Airlines, Inc.), 5.50%, 7/15/35	2,000,000	2,120,293
Houston Airport System Rev., (United Airlines, Inc.), 5.50%, 7/15/38	570,000	597,931
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	1,740,000	1,554,026
Houston Hotel Occupancy Tax & Special Rev., 5.50%, 9/1/58 (AG)	250,000	259,716
Mesquite Housing Finance Corp. Rev., (Wooded Lake Apartments Ltd.), 4.53%, 2/1/44 (FNMA)	1,400,000	1,305,622
Mission Economic Development Corp. Rev., (Graphic Packaging International LLC), VRN, 5.00%, 12/1/64	500,000	513,864
Mission Economic Development Corp. Rev., (Graphic Packaging International LLC), VRN, 5.00%, 12/1/64(1)(5)	625,000	641,295
Mission Economic Development Corp. Rev., (Graphic Packaging International LLC), VRN, 5.00%, 12/1/64	1,500,000	1,541,593
Mission Economic Development Corp. Rev., (Natgasoline LLC), VRN, 4.75%, 8/1/46	1,250,000	1,258,435
New Hope Cultural Education Facilities Finance Corp. Rev., (Bella Vida Forefront Living Obligated Group), 4.25%, 10/1/30	375,000	375,216
New Hope Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.375%, 1/1/55	1,500,000	1,500,404
Pflugerville Special Assessment, (City of Pflugerville TX Meadowlark Preserve Public Improvement District), 5.125%, 9/1/45(1)	386,000	383,882
Pflugerville Special Assessment, (City of Pflugerville TX Meadowlark Preserve Public Improvement District), 5.375%, 9/1/55(1)	750,000	727,176
Texas Municipal Gas Acquisition & Supply Corp. V Rev., VRN, 5.00%, 1/1/55 (GA: Bank of America Corp.)	2,050,000	2,139,233
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.50%, 12/31/58	2,625,000	2,681,694
		31,267,578
Utah — 1.6%
Downtown Daybreak Public Infrastructure District No. 1 Tax Allocation, (City of South Jordan South Station Housing and Transit Reinvestment Zone), 5.875%, 3/1/51(1)	500,000	502,802
Point Phase 1 Public Infrastructure District No. 1 Rev., 5.875%, 3/1/45	500,000	517,071
Point Phase 1 Public Infrastructure District No. 1 Rev., 6.125%, 3/1/55	1,150,000	1,183,379
Point Phase 1 Public Infrastructure District No. 1 Rev., Capital Appreciation, 0.00%, 3/1/55(4)	1,000,000	829,616
Resort Core Public Infrastructure District No. 1 GO, Capital Appreciation, 0.00%, 3/1/57(4)	1,500,000	1,156,041
South Salt Lake Redevelopment Agency Tax Allocation, 6.25%, 4/15/46(1)	1,110,000	1,122,657
UIPA Crossroads Public Infrastructure District Tax Allocation, (UIPA Crossroads Public Infrastructure District AJL Project Area), 4.375%, 6/1/52(1)	4,250,000	3,789,097
		9,100,663
Virginia — 1.9%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	995,000	995,754
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	3,635,000	2,243,157
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	1,905,000	1,860,298
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	2,000,000	2,006,953
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	2,250,000	2,214,577

Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	1,190,000	1,191,665
		10,512,404
Washington — 0.9%
Grays Harbor County Public Hospital District No. 1 Rev., 6.875%, 12/1/53	1,135,000	1,214,401
Jefferson County Public Hospital District No. 2 Rev., 6.875%, 12/1/53	2,000,000	2,034,207
Washington State Housing Finance Commission Rev., (Horizon House Obligated Group), 4.375%, 1/1/33	1,785,000	1,790,662
		5,039,270
West Virginia — 1.4%
Monongalia County Tax Allocation, (Monongalia County Building Commission Development District No. 4), 5.75%, 6/1/43(1)	440,000	464,147
Monongalia County Tax Allocation, (Monongalia County Building Commission Development District No. 4), 6.00%, 6/1/53(1)	875,000	907,846
Ohio County Tax Allocation, 5.25%, 6/1/53	600,000	575,640
Ohio County Special District Excise Tax Rev., (Fort Henry Economic Opportunity Development District Excise Tax), 5.50%, 6/1/54 (AG)	2,000,000	2,079,173
West Virginia Economic Development Authority Rev., (Commercial Metals Co.), VRN, 4.625%, 4/15/55	600,000	609,149
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.50%, 9/1/48 (AG)	3,250,000	3,390,180
		8,026,135
Wisconsin — 5.6%
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/54	5,000,000	5,003,151
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	1,000,000	938,268
Public Finance Authority Rev., (C/HP Cove, Inc.), 4.00%, 5/1/36 (FHLMC)	1,045,000	1,006,216
Public Finance Authority Rev., (Campus Real Estate Holding Corp. LLC), 5.50%, 6/1/55	600,000	586,545
Public Finance Authority Rev., (CHF - Manoa LLC), 5.75%, 7/1/53(1)	1,330,000	1,197,437
Public Finance Authority Rev., (CHF - Manoa LLC), 6.75%, 7/1/63(1)	2,000,000	1,803,586
Public Finance Authority Rev., (Foothill Elliot Baymeadows LLC), VRN, 4.50%, 7/1/67 (FHLMC)	750,000	754,263
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.25%, 6/15/55	1,000,000	1,011,277
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.50%, 6/15/55	500,000	506,625
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/49(1)	520,000	474,678
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/54(1)	455,000	401,977
Public Finance Authority Rev., (Pinecrest Academy of Nevada), 4.50%, 7/15/53(1)	1,000,000	851,667
Public Finance Authority Rev., (Puerto Rico Tollroads LLC), 5.50%, 7/1/44	1,500,000	1,530,768
Public Finance Authority Rev., (Puerto Rico Tollroads LLC), 5.75%, 7/1/49	1,000,000	1,029,210
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30, Prerefunded at 100% of Par(1)(6)	50,000	53,292
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/50(1)	950,000	867,590
Public Finance Authority Rev., (Southminster, Inc. Obligated Group), 5.00%, 10/1/53(1)	2,750,000	2,523,598
Public Finance Authority Rev., (SR 400 Peach Partners LLC), 5.75%, 12/31/65	2,500,000	2,567,430
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(1)	1,125,000	746,509
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(1)	1,085,000	791,477
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 4.00%, 7/1/51	1,100,000	812,159
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 4.00%, 7/1/56	1,500,000	1,048,877
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/51(1)	1,500,000	1,170,997
Public Finance Authority Rev., VRN, 3.59%, (SOFR plus 1.15%), 12/1/68 (GA: Deutsche Bank AG)(1)	1,280,000	1,278,812
Public Finance Authority Tax Allocation, (Southeast Overtown Park West Community Redevelopment Agency), 5.00%, 6/1/41(1)	1,500,000	1,501,230
Public Finance Authority Tax Allocation, (Town of Scarborough Downtown Omnibus Municipal Development & TIF District), 5.00%, 8/1/39	200,000	201,050
Wisconsin Health & Educational Facilities Authority Rev., (Bellin Memorial Hospital Obligated Group), 5.50%, 12/1/52	800,000	825,857
		31,484,546
TOTAL MUNICIPAL SECURITIES (Cost $598,210,444)		560,121,012
U.S. TREASURY SECURITIES — 0.2%
U.S. Treasury Notes, 4.125%, 8/31/28 (Cost $1,394,367)	1,400,000	1,394,285

WARRANTS — 0.0%
Ground Transportation — 0.0%
BL Train Holdings West LLC(3) (Cost $—)	30,636	61,272
SHORT-TERM INVESTMENTS — 0.0%
Money Market Funds — 0.0%
BlackRock Liquidity Funds MuniCash (Cost $52,831)	52,826	52,831
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $599,657,642)		561,629,400
OTHER ASSETS AND LIABILITIES — 0.7%		3,746,969
TOTAL NET ASSETS — 100.0%		$565,376,369

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FHA	–	Federal Housing Administration
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
PSF-GTD	–	Permanent School Fund
SBBPA	–	Standby Bond Purchase Agreement
SOFR	–	Secured Overnight Financing Rate
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $148,517,841, which represented 26.3% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(5)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(6)Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury, Government Agency and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$560,121,012	—
U.S. Treasury Securities	—	1,394,285	—
Warrants	—	61,272	—
Short-Term Investments	$52,831	—	—
	$52,831	$561,576,569	—

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Municipal Bond ETF	$1,411	—	$1,428	$17	—	—	$(13)	$4
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.